UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Conservative Funds
(Institutional, Investor (formerly Class T) and Service Class (formerly Class T1))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Lifetime Conservative 2015 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	59.72%
Large Cap Equity	12.02
Fixed Interest Contract	9.97
International Equity	8.55
Mid Cap Equity	4.98
Small Cap Equity	2.53
Real Estate Equity	2.23
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,045.90	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.46
Investor Class
Actual	$1,000.00	$1,044.40	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.21
Service Class
Actual	$1,000.00	$1,044.10	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class, 0.84% for the Investor Class and 0.94% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2020 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	57.03%
Large Cap Equity	13.71
International Equity	10.43
Fixed Interest Contract	7.70
Mid Cap Equity	5.66
Small Cap Equity	3.15
Real Estate Equity	2.32
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,051.80	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.61
Investor Class
Actual	$1,000.00	$1,050.00	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.31
Service Class
Actual	$1,000.00	$1,049.60	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.76
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class, 0.86% for the Investor Class and 0.95% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2025 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	53.04%
Large Cap Equity	15.75
International Equity	12.86
Mid Cap Equity	6.49
Fixed Interest Contract	5.59
Small Cap Equity	3.87
Real Estate Equity	2.40
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,058.40	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.66
Investor Class
Actual	$1,000.00	$1,056.30	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.41
Service Class
Actual	$1,000.00	$1,056.10	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.91
* Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Institutional Class, 0.88% for the Investor Class and 0.98% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2030 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	46.44%
Large Cap Equity	18.66
International Equity	16.25
Mid Cap Equity	7.65
Small Cap Equity	4.91
Fixed Interest Contract	3.61
Real Estate Equity	2.48
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,067.60	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$1,064.70	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Service Class
Actual	$1,000.00	$1,065.20	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.01
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.92% for the Investor Class and 1.00% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2035 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	37.24%
Large Cap Equity	22.24
International Equity	20.67
Mid Cap Equity	9.11
Small Cap Equity	6.27
Real Estate Equity	2.55
Fixed Interest Contract	1.92
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,076.70	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.86
Investor Class
Actual	$1,000.00	$1,075.10	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Service Class
Actual	$1,000.00	$1,074.60	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.02% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2040 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	27.39%
Large Cap Equity	25.64
International Equity	25.40
Mid Cap Equity	10.45
Small Cap Equity	7.73
Real Estate Equity	2.64
Fixed Interest Contract	0.75
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,085.90	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Investor Class
Actual	$1,000.00	$1,085.00	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.66
Service Class
Actual	$1,000.00	$1,083.50	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.16
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class, 0.93% for the Investor Class and 1.03% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2045 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	29.10%
Large Cap Equity	27.52
Bond	20.61
Mid Cap Equity	11.17
Small Cap Equity	8.79
Real Estate Equity	2.72
Fixed Interest Contract	0.09
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,093.40	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.96
Investor Class
Actual	$1,000.00	$1,091.60	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.71
Service Class
Actual	$1,000.00	$1,091.30	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.21
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class, 0.94% for the Investor Class and 1.04% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2050 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	31.47%
Large Cap Equity	27.98
Bond	16.83
Mid Cap Equity	11.34
Small Cap Equity	9.56
Real Estate Equity	2.82
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,097.90	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.06
Investor Class
Actual	$1,000.00	$1,095.20	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.76
Service Class
Actual	$1,000.00	$1,094.80	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.26
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class, 0.95% for the Investor Class and 1.05% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.49%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2055 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	33.05%
Large Cap Equity	27.54
Bond	15.49
Mid Cap Equity	11.12
Small Cap Equity	9.90
Real Estate Equity	2.90
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,098.80	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Investor Class
Actual	$1,000.00	$1,097.20	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.76
Service Class
Actual	$1,000.00	$1,096.80	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.26
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class, 0.95% for the Investor Class and 1.05% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.49%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
829,088	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 8,514,737
1,614,053	Great-West Bond Index Fund Institutional Class(a)	15,769,296
793,212	Great-West Core Bond Fund Institutional Class(a)	7,765,542
720,404	Great-West Loomis Sayles Bond Fund Institutional Class(a)	6,937,488
725,810	Great-West Putnam High Yield Bond Institutional Class(a)	7,033,101
486,365	Great-West Short Duration Bond Fund Institutional Class(a)	4,815,013
428,503	Great-West Templeton Global Bond Fund Institutional Class(a)	3,967,940
679,537	Oppenheimer International Bond Fund Class I	3,982,089
777,960	PIMCO Real Return Fund Institutional Class	8,510,883

TOTAL BOND MUTUAL FUNDS — 59.74% (Cost $67,749,875)		$ 67,296,089
EQUITY MUTUAL FUNDS
20,307	AllianzGI NFJ Small-Cap Value Fund Class R6	543,209
34,000	American Century Real Estate Fund Class R6	973,406
55,806	DFA International Real Estate Securities Portfolio Institutional Class	279,030
27,775	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	305,531
118,031	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,231,068
375,000	Great-West International Index Fund Institutional Class(a)	3,716,246
57,003	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	542,668
85,052	Great-West MFS International Growth Fund Institutional Class(a)	832,660
183,772	Great-West MFS International Value Fund Institutional Class(a)	2,041,708
283,261	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,926,087
Shares		Fair Value
Equity Mutual Funds — (continued)
182,013	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,805,571
105,956	Great-West Real Estate Index Fund Institutional Class(a)	975,858
617,770	Great-West S&P 500® Index Fund Institutional Class(a)	6,536,008
280,381	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,812,226
165,606	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,661,023
196,955	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,808,050
135,856	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,263,461
21,646	Invesco Global Real Estate Fund Class R6	280,313
23,720	Invesco International Growth Fund Class R6	834,460
10,226	Invesco Small Cap Discovery Fund Class R6	112,891
16,989	Janus Triton Fund Class N	462,608
97,756	Northern Emerging Markets Equity Index Fund	1,106,594
29,127	Oppenheimer Developing Markets Fund Class A	1,106,253

TOTAL EQUITY MUTUAL FUNDS — 30.32% (Cost $31,465,585)		$ 34,156,929
Account Balance
FIXED INTEREST CONTRACT
11,239,305 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,239,305

TOTAL FIXED INTEREST CONTRACT — 9.98% (Cost $11,239,305)		$ 11,239,305
TOTAL INVESTMENTS — 100.04% (Cost $110,454,765)		$112,692,323
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (48,095)
TOTAL NET ASSETS — 100.00%		$112,644,228

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
14,498	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 148,896
38,985	Great-West Bond Index Fund Institutional Class(a)	380,882
19,109	Great-West Core Bond Fund Institutional Class(a)	187,073
17,129	Great-West Loomis Sayles Bond Fund Institutional Class(a)	164,954
16,588	Great-West Putnam High Yield Bond Institutional Class(a)	160,734
8,499	Great-West Short Duration Bond Fund Institutional Class(a)	84,137
9,658	Great-West Templeton Global Bond Fund Institutional Class(a)	89,435
15,323	Oppenheimer International Bond Fund Class I	89,795
13,633	PIMCO Real Return Fund Institutional Class	149,149

TOTAL BOND MUTUAL FUNDS — 57.05% (Cost $1,454,606)		$ 1,455,055
EQUITY MUTUAL FUNDS
569	AllianzGI NFJ Small-Cap Value Fund Class R6	15,229
791	American Century Real Estate Fund Class R6	22,655
1,371	DFA International Real Estate Securities Portfolio Institutional Class	6,854
724	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,960
3,039	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	31,698
10,228	Great-West International Index Fund Institutional Class(a)	101,360
1,600	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	15,232
2,340	Great-West MFS International Growth Fund Institutional Class(a)	22,904
5,018	Great-West MFS International Value Fund Institutional Class(a)	55,748
7,304	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	75,451
Shares		Fair Value
Equity Mutual Funds — (continued)
4,670	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 46,322
2,458	Great-West Real Estate Index Fund Institutional Class(a)	22,635
15,924	Great-West S&P 500® Index Fund Institutional Class(a)	168,478
7,235	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	72,570
4,642	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	46,557
5,054	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	46,392
3,489	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,452
531	Invesco Global Real Estate Fund Class R6	6,873
652	Invesco International Growth Fund Class R6	22,936
302	Invesco Small Cap Discovery Fund Class R6	3,335
479	Janus Triton Fund Class N	13,041
2,793	Northern Emerging Markets Equity Index Fund	31,622
832	Oppenheimer Developing Markets Fund Class A	31,616

TOTAL EQUITY MUTUAL FUNDS — 35.29% (Cost $863,182)		$ 899,920
Account Balance
FIXED INTEREST CONTRACT
196,325 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	196,325

TOTAL FIXED INTEREST CONTRACT — 7.70% (Cost $196,325)		$ 196,325
TOTAL INVESTMENTS — 100.04% (Cost $2,514,113)		$ 2,551,300
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,081)
TOTAL NET ASSETS — 100.00%		$ 2,550,219

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
898,086	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,223,338
3,398,174	Great-West Bond Index Fund Institutional Class(a)	33,200,159
1,663,582	Great-West Core Bond Fund Institutional Class(a)	16,286,469
1,476,340	Great-West Loomis Sayles Bond Fund Institutional Class(a)	14,217,156
1,386,387	Great-West Putnam High Yield Bond Institutional Class(a)	13,434,094
526,394	Great-West Short Duration Bond Fund Institutional Class(a)	5,211,302
800,514	Great-West Templeton Global Bond Fund Institutional Class(a)	7,412,755
1,269,778	Oppenheimer International Bond Fund Class I	7,440,902
845,725	PIMCO Real Return Fund Institutional Class	9,252,232

TOTAL BOND MUTUAL FUNDS — 53.06% (Cost $116,671,677)		$115,678,407
EQUITY MUTUAL FUNDS
59,549	AllianzGI NFJ Small-Cap Value Fund Class R6	1,592,941
69,201	American Century Real Estate Fund Class R6	1,981,223
125,813	DFA International Real Estate Securities Portfolio Institutional Class	629,067
71,408	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	785,484
299,024	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,118,825
1,064,780	Great-West International Index Fund Institutional Class(a)	10,551,966
167,297	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,592,665
242,693	Great-West MFS International Growth Fund Institutional Class(a)	2,375,959
521,885	Great-West MFS International Value Fund Institutional Class(a)	5,798,138
717,306	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,409,766
Shares		Fair Value
Equity Mutual Funds — (continued)
457,303	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,536,449
215,221	Great-West Real Estate Index Fund Institutional Class(a)	1,982,180
1,560,220	Great-West S&P 500® Index Fund Institutional Class(a)	16,507,132
704,557	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,066,704
489,304	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,907,716
494,297	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,537,647
342,372	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,184,063
48,810	Invesco Global Real Estate Fund Class R6	632,093
67,552	Invesco International Growth Fund Class R6	2,376,491
31,608	Invesco Small Cap Discovery Fund Class R6	348,957
50,455	Janus Triton Fund Class N	1,373,883
306,270	Northern Emerging Markets Equity Index Fund	3,466,979
91,280	Oppenheimer Developing Markets Fund Class A	3,466,830

TOTAL EQUITY MUTUAL FUNDS — 41.39% (Cost $83,368,273)		$ 90,223,158
Account Balance
FIXED INTEREST CONTRACT
12,188,759 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,188,759

TOTAL FIXED INTEREST CONTRACT — 5.59% (Cost $12,188,759)		$ 12,188,759
TOTAL INVESTMENTS — 100.04% (Cost $212,228,709)		$218,090,324
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (93,821)
TOTAL NET ASSETS — 100.00%		$217,996,503

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,944	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 112,396
60,659	Great-West Bond Index Fund Institutional Class(a)	592,633
29,772	Great-West Core Bond Fund Institutional Class(a)	291,469
26,206	Great-West Loomis Sayles Bond Fund Institutional Class(a)	252,367
24,024	Great-West Putnam High Yield Bond Institutional Class(a)	232,791
6,446	Great-West Short Duration Bond Fund Institutional Class(a)	63,813
13,737	Great-West Templeton Global Bond Fund Institutional Class(a)	127,205
21,769	Oppenheimer International Bond Fund Class I	127,568
10,298	PIMCO Real Return Fund Institutional Class	112,657

TOTAL BOND MUTUAL FUNDS — 46.46% (Cost $1,906,189)		$ 1,912,899
EQUITY MUTUAL FUNDS
1,435	AllianzGI NFJ Small-Cap Value Fund Class R6	38,388
1,335	American Century Real Estate Fund Class R6	38,211
2,540	DFA International Real Estate Securities Portfolio Institutional Class	12,701
1,577	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	17,351
6,642	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	69,276
25,025	Great-West International Index Fund Institutional Class(a)	247,998
4,026	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	38,329
5,709	Great-West MFS International Growth Fund Institutional Class(a)	55,891
12,252	Great-West MFS International Value Fund Institutional Class(a)	136,122
16,025	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	165,536
Shares		Fair Value
Equity Mutual Funds — (continued)
10,185	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 101,036
4,150	Great-West Real Estate Index Fund Institutional Class(a)	38,226
34,762	Great-West S&P 500® Index Fund Institutional Class(a)	367,777
15,707	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	157,544
11,709	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	117,443
11,020	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	101,165
7,636	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	71,012
985	Invesco Global Real Estate Fund Class R6	12,751
1,591	Invesco International Growth Fund Class R6	55,980
748	Invesco Small Cap Discovery Fund Class R6	8,262
1,214	Janus Triton Fund Class N	33,044
7,648	Northern Emerging Markets Equity Index Fund	86,577
2,279	Oppenheimer Developing Markets Fund Class A	86,557

TOTAL EQUITY MUTUAL FUNDS — 49.97% (Cost $1,952,814)		$ 2,057,177
Account Balance
FIXED INTEREST CONTRACT
148,623 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	148,623

TOTAL FIXED INTEREST CONTRACT — 3.61% (Cost $148,623)		$ 148,623
TOTAL INVESTMENTS — 100.04% (Cost $4,007,626)		$ 4,118,699
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,802)
TOTAL NET ASSETS — 100.00%		$ 4,116,897

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
264,669	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,718,147
2,369,967	Great-West Bond Index Fund Institutional Class(a)	23,154,577
1,159,056	Great-West Core Bond Fund Institutional Class(a)	11,347,162
1,016,630	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,790,144
912,318	Great-West Putnam High Yield Bond Institutional Class(a)	8,840,360
155,193	Great-West Short Duration Bond Fund Institutional Class(a)	1,536,411
518,000	Great-West Templeton Global Bond Fund Institutional Class(a)	4,796,685
821,710	Oppenheimer International Bond Fund Class I	4,815,220
248,396	PIMCO Real Return Fund Institutional Class	2,717,452

TOTAL BOND MUTUAL FUNDS — 37.25% (Cost $70,242,641)		$ 69,716,158
EQUITY MUTUAL FUNDS
82,876	AllianzGI NFJ Small-Cap Value Fund Class R6	2,216,926
61,704	American Century Real Estate Fund Class R6	1,766,599
122,546	DFA International Real Estate Securities Portfolio Institutional Class	612,732
85,367	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	939,033
359,534	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,749,943
1,431,722	Great-West International Index Fund Institutional Class(a)	14,188,368
232,727	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,215,563
324,522	Great-West MFS International Growth Fund Institutional Class(a)	3,177,074
699,726	Great-West MFS International Value Fund Institutional Class(a)	7,773,957
860,626	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	8,890,264
Shares		Fair Value
Equity Mutual Funds — (continued)
551,632	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,472,190
192,186	Great-West Real Estate Index Fund Institutional Class(a)	1,770,031
1,879,478	Great-West S&P 500® Index Fund Institutional Class(a)	19,884,874
850,481	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,530,328
680,916	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,829,587
596,917	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,479,700
412,891	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,839,889
47,475	Invesco Global Real Estate Fund Class R6	614,804
90,522	Invesco International Growth Fund Class R6	3,184,547
42,439	Invesco Small Cap Discovery Fund Class R6	468,522
70,172	Janus Triton Fund Class N	1,910,776
458,794	Northern Emerging Markets Equity Index Fund	5,193,548
136,677	Oppenheimer Developing Markets Fund Class A	5,190,974

TOTAL EQUITY MUTUAL FUNDS — 60.87% (Cost $105,629,187)		$113,900,229
Account Balance
FIXED INTEREST CONTRACT
3,596,571 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,596,571

TOTAL FIXED INTEREST CONTRACT — 1.92% (Cost $3,596,571)		$ 3,596,571
TOTAL INVESTMENTS — 100.04% (Cost $179,468,399)		$187,212,958
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (80,848)
TOTAL NET ASSETS — 100.00%		$187,132,110

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
679	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 6,975
12,083	Great-West Bond Index Fund Institutional Class(a)	118,054
5,923	Great-West Core Bond Fund Institutional Class(a)	57,985
5,159	Great-West Loomis Sayles Bond Fund Institutional Class(a)	49,677
4,548	Great-West Putnam High Yield Bond Institutional Class(a)	44,072
395	Great-West Short Duration Bond Fund Institutional Class(a)	3,916
2,576	Great-West Templeton Global Bond Fund Institutional Class(a)	23,850
4,084	Oppenheimer International Bond Fund Class I	23,929
639	PIMCO Real Return Fund Institutional Class	6,987

TOTAL BOND MUTUAL FUNDS — 27.40% (Cost $334,245)		$ 335,445
EQUITY MUTUAL FUNDS
670	AllianzGI NFJ Small-Cap Value Fund Class R6	17,917
414	American Century Real Estate Fund Class R6	11,857
853	DFA International Real Estate Securities Portfolio Institutional Class	4,264
637	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,006
2,701	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	28,171
11,321	Great-West International Index Fund Institutional Class(a)	112,187
1,882	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,919
2,583	Great-West MFS International Growth Fund Institutional Class(a)	25,286
5,555	Great-West MFS International Value Fund Institutional Class(a)	61,712
6,489	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	67,034
Shares		Fair Value
Equity Mutual Funds — (continued)
4,137	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 41,042
1,286	Great-West Real Estate Index Fund Institutional Class(a)	11,845
14,128	Great-West S&P 500® Index Fund Institutional Class(a)	149,481
6,388	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	64,071
5,487	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	55,039
4,477	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	41,100
3,097	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,801
330	Invesco Global Real Estate Fund Class R6	4,277
720	Invesco International Growth Fund Class R6	25,316
345	Invesco Small Cap Discovery Fund Class R6	3,806
563	Janus Triton Fund Class N	15,329
3,817	Northern Emerging Markets Equity Index Fund	43,211
1,138	Oppenheimer Developing Markets Fund Class A	43,210

TOTAL EQUITY MUTUAL FUNDS — 71.89% (Cost $838,309)		$ 879,881
Account Balance
FIXED INTEREST CONTRACT
9,177 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	9,177

TOTAL FIXED INTEREST CONTRACT — 0.75% (Cost $9,177)		$ 9,177
TOTAL INVESTMENTS — 100.04% (Cost $1,181,731)		$ 1,224,503
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (508)
TOTAL NET ASSETS — 100.00%		$ 1,223,995

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,589	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 77,936
871,407	Great-West Bond Index Fund Institutional Class(a)	8,513,646
427,524	Great-West Core Bond Fund Institutional Class(a)	4,185,464
370,153	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,564,572
320,808	Great-West Putnam High Yield Bond Institutional Class(a)	3,108,624
4,498	Great-West Short Duration Bond Fund Institutional Class(a)	44,533
181,594	Great-West Templeton Global Bond Fund Institutional Class(a)	1,681,563
288,001	Oppenheimer International Bond Fund Class I	1,687,685
7,144	PIMCO Real Return Fund Institutional Class	78,158

TOTAL BOND MUTUAL FUNDS — 20.61% (Cost $23,056,215)		$ 22,942,181
EQUITY MUTUAL FUNDS
69,156	AllianzGI NFJ Small-Cap Value Fund Class R6	1,849,929
38,472	American Century Real Estate Fund Class R6	1,101,445
82,009	DFA International Real Estate Securities Portfolio Institutional Class	410,048
61,781	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	679,590
262,668	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,739,628
1,163,804	Great-West International Index Fund Institutional Class(a)	11,533,294
194,312	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,849,848
264,903	Great-West MFS International Growth Fund Institutional Class(a)	2,593,400
570,908	Great-West MFS International Value Fund Institutional Class(a)	6,342,785
630,973	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	6,517,952
Shares		Fair Value
Equity Mutual Funds — (continued)
402,921	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,996,973
119,632	Great-West Real Estate Index Fund Institutional Class(a)	1,101,811
1,374,175	Great-West S&P 500® Index Fund Institutional Class(a)	14,538,773
620,666	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,225,281
567,562	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,692,643
435,600	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,998,808
300,412	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,793,835
31,793	Invesco Global Real Estate Fund Class R6	411,724
73,737	Invesco International Growth Fund Class R6	2,594,074
36,302	Invesco Small Cap Discovery Fund Class R6	400,777
58,457	Janus Triton Fund Class N	1,591,778
412,119	Northern Emerging Markets Equity Index Fund	4,665,182
122,807	Oppenheimer Developing Markets Fund Class A	4,664,227

TOTAL EQUITY MUTUAL FUNDS — 79.34% (Cost $81,733,712)		$ 88,293,805
Account Balance
FIXED INTEREST CONTRACT
100,184 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	100,184

TOTAL FIXED INTEREST CONTRACT — 0.09% (Cost $100,184)		$ 100,184
TOTAL INVESTMENTS — 100.04% (Cost $104,890,111)		$111,336,170
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (49,329)
TOTAL NET ASSETS — 100.00%		$111,286,841

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,794	Great-West Bond Index Fund Institutional Class(a)	$ 46,837
2,353	Great-West Core Bond Fund Institutional Class(a)	23,035
2,041	Great-West Loomis Sayles Bond Fund Institutional Class(a)	19,652
1,772	Great-West Putnam High Yield Bond Institutional Class(a)	17,176
1,042	Great-West Templeton Global Bond Fund Institutional Class(a)	9,648
1,653	Oppenheimer International Bond Fund Class I	9,688

TOTAL BOND MUTUAL FUNDS — 16.84% (Cost $125,947)		$ 126,036
EQUITY MUTUAL FUNDS
506	AllianzGI NFJ Small-Cap Value Fund Class R6	13,529
263	American Century Real Estate Fund Class R6	7,539
596	DFA International Real Estate Securities Portfolio Institutional Class	2,978
424	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,662
1,788	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,650
8,345	Great-West International Index Fund Institutional Class(a)	82,697
1,421	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	13,530
1,898	Great-West MFS International Growth Fund Institutional Class(a)	18,585
4,092	Great-West MFS International Value Fund Institutional Class(a)	45,467
4,298	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	44,395
Shares		Fair Value
Equity Mutual Funds — (continued)
2,749	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 27,273
818	Great-West Real Estate Index Fund Institutional Class(a)	7,533
9,352	Great-West S&P 500® Index Fund Institutional Class(a)	98,942
4,244	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	42,568
4,145	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	41,573
2,976	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	27,324
2,053	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	19,096
231	Invesco Global Real Estate Fund Class R6	2,987
529	Invesco International Growth Fund Class R6	18,616
265	Invesco Small Cap Discovery Fund Class R6	2,928
427	Janus Triton Fund Class N	11,615
3,107	Northern Emerging Markets Equity Index Fund	35,171
926	Oppenheimer Developing Markets Fund Class A	35,159

TOTAL EQUITY MUTUAL FUNDS — 83.21% (Cost $597,885)		$ 622,817
TOTAL INVESTMENTS — 100.05% (Cost $723,832)		$ 748,853
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (345)
TOTAL NET ASSETS — 100.00%		$ 748,508

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
248,000	Great-West Bond Index Fund Institutional Class(a)	$2,422,961
121,385	Great-West Core Bond Fund Institutional Class(a)	1,188,359
105,373	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,014,736
91,152	Great-West Putnam High Yield Bond Institutional Class(a)	883,265
57,305	Great-West Templeton Global Bond Fund Institutional Class(a)	530,639
90,860	Oppenheimer International Bond Fund Class I	532,441

TOTAL BOND MUTUAL FUNDS — 15.49% (Cost $6,560,390)		$ 6,572,401
EQUITY MUTUAL FUNDS
29,678	AllianzGI NFJ Small-Cap Value Fund Class R6	793,896
15,240	American Century Real Estate Fund Class R6	436,328
35,507	DFA International Real Estate Securities Portfolio Institutional Class	177,539
23,544	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	258,982
99,709	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,039,964
489,846	Great-West International Index Fund Institutional Class(a)	4,854,377
83,392	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	793,890
111,375	Great-West MFS International Growth Fund Institutional Class(a)	1,090,366
240,171	Great-West MFS International Value Fund Institutional Class(a)	2,668,300
239,648	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,475,563
Shares		Fair Value
Equity Mutual Funds — (continued)
152,757	Great-West Putnam Equity Income Fund Institutional Class(a)	$1,515,349
47,456	Great-West Real Estate Index Fund Institutional Class(a)	437,072
519,922	Great-West S&P 500® Index Fund Institutional Class(a)	5,500,778
235,305	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,360,107
243,770	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,445,014
165,123	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,515,826
114,058	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,060,737
13,758	Invesco Global Real Estate Fund Class R6	178,160
31,001	Invesco International Growth Fund Class R6	1,090,618
15,374	Invesco Small Cap Discovery Fund Class R6	169,725
25,086	Janus Triton Fund Class N	683,096
190,816	Northern Emerging Markets Equity Index Fund	2,160,035
56,867	Oppenheimer Developing Markets Fund Class A	2,159,808

TOTAL EQUITY MUTUAL FUNDS — 84.55% (Cost $33,069,174)		$ 35,865,530
TOTAL INVESTMENTS — 100.04% (Cost $39,629,564)		$ 42,437,931
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (18,799)
TOTAL NET ASSETS — 100.00%		$ 42,419,132

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$85,985,850	$2,009,299	$176,305,388
Investments at fair value, unaffiliated(b)	26,706,473	542,001	41,784,936
Subscriptions receivable	102,588	1,931	193,105
Receivable for investments sold	42,539	-	823,035
Total Assets	112,837,450	2,553,231	219,106,464
LIABILITIES:
Payable for investments purchased	3,164	1,931	22,085
Payable for distribution fees	8,607	199	15,606
Payable for shareholder services fees	31,793	699	60,622
Payable to investment adviser	7,695	183	17,593
Redemptions payable	141,963	-	994,055
Total Liabilities	193,222	3,012	1,109,961
NET ASSETS	$112,644,228	$2,550,219	$217,996,503
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$926,353	$24,078	$1,693,418
Paid-in capital in excess of par	111,977,103	2,480,576	212,224,311
Net unrealized appreciation	2,237,558	37,187	5,861,615
Undistributed net investment income	433,970	12	109,300
Accumulated net realized gain (loss)	(2,930,756)	8,366	(1,892,141)
NET ASSETS	$112,644,228	$2,550,219	$217,996,503
NET ASSETS BY CLASS
Investor Class	$5,721,403	$10,912	$20,795,351
Service Class	$104,200,170	$2,528,368	$188,796,849
Institutional Class	$2,722,655	$10,939	$8,404,303
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	469,252	1,026	1,591,729
Service Class	8,513,428	238,721	14,441,837
Institutional Class	280,845	1,030	900,612
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.19	$10.64	$13.06
Service Class	$12.24	$10.59	$13.07
Institutional Class	$9.69	$10.62	$9.33
(a) Cost of investments, affiliated	$84,339,184	$1,981,320	$172,063,208
(b) Cost of investments, unaffiliated	$26,115,581	$532,793	$40,165,501
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$3,393,607	$155,802,711	$1,017,425
Investments at fair value, unaffiliated(b)	725,092	31,410,247	207,078
Subscriptions receivable	2,219	191,599	1,111
Receivable for investments sold	-	224,700	-
Total Assets	4,120,918	187,629,257	1,225,614
LIABILITIES:
Payable for investments purchased	2,219	28,721	1,072
Payable for distribution fees	325	13,017	89
Payable for shareholder services fees	1,137	50,946	316
Payable to investment adviser	340	16,885	103
Redemptions payable	-	387,578	39
Total Liabilities	4,021	497,147	1,619
NET ASSETS	$4,116,897	$187,132,110	$1,223,995
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$38,050	$1,363,436	$10,918
Paid-in capital in excess of par	3,943,552	177,670,376	1,155,563
Net unrealized appreciation	111,073	7,744,559	42,772
Undistributed (overdistributed) net investment income	(102)	32,415	(59)
Accumulated net realized gain	24,324	321,324	14,801
NET ASSETS	$4,116,897	$187,132,110	$1,223,995
NET ASSETS BY CLASS
Investor Class	$11,158	$18,549,584	$13,173
Service Class	$4,092,916	$157,777,197	$1,198,760
Institutional Class	$12,823	$10,805,329	$12,062
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,028	1,307,355	1,172
Service Class	378,292	11,105,192	106,936
Institutional Class	1,182	1,221,812	1,073
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.85	$14.19	$11.24
Service Class	$10.82	$14.21	$11.21
Institutional Class	$10.85	$8.84	$11.24
(a) Cost of investments, affiliated	$3,311,033	$150,184,653	$986,012
(b) Cost of investments, unaffiliated	$696,593	$29,283,746	$195,719
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$91,803,207	$608,643	$34,056,285
Investments at fair value, unaffiliated(b)	19,532,963	140,210	8,381,646
Subscriptions receivable	142,763	746	68,160
Receivable for investments sold	578,013	-	206,719
Total Assets	112,056,946	749,599	42,712,810
LIABILITIES:
Payable for investments purchased	34,536	696	8,790
Payable for distribution fees	7,932	59	3,005
Payable for shareholder services fees	30,736	215	11,806
Payable to investment adviser	10,661	71	3,988
Redemptions payable	686,240	50	266,089
Total Liabilities	770,105	1,091	293,678
NET ASSETS	$111,286,841	$748,508	$42,419,132
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$770,191	$6,647	$290,683
Paid-in capital in excess of par	103,023,809	708,484	39,890,375
Net unrealized appreciation	6,446,059	25,021	2,808,367
Overdistributed net investment income	(5,862)	(42)	(2,328)
Accumulated net realized gain (loss)	1,052,644	8,398	(567,965)
NET ASSETS	$111,286,841	$748,508	$42,419,132
NET ASSETS BY CLASS
Investor Class	$9,821,626	$14,420	$4,406,600
Service Class	$94,543,182	$722,033	$36,149,199
Institutional Class	$6,922,033	$12,055	$1,863,333
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	649,817	1,278	293,395
Service Class	6,261,792	64,127	2,408,374
Institutional Class	790,296	1,069	205,057
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.11	$11.28	$15.02
Service Class	$15.10	$11.26	$15.01
Institutional Class	$8.76	$11.28	$9.09
(a) Cost of investments, affiliated	$87,153,638	$591,370	$32,127,197
(b) Cost of investments, unaffiliated	$17,736,473	$132,462	$7,502,367
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$84,749	$923	$92,835
Dividends, affiliated	887,144	19,315	1,834,929
Dividends, unaffiliated	270,375	3,746	375,019
Total Income	1,242,268	23,984	2,302,783
EXPENSES:
Management fees	68,341	966	133,611
Shareholder services fees – Investor Class	11,811	19	42,845
Shareholder services fees – Service Class	183,882	2,778	334,651
Distribution fees – Service Class	52,829	798	96,146
Total Expenses	316,863	4,561	607,253
Less amount waived by distributor - Service Class	-	3	-
Less amount waived for management fees	20,476	227	23,931
Net Expenses	296,387	4,331	583,322
NET INVESTMENT INCOME	945,881	19,653	1,719,461
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(17,858)	1,187	258,622
Net realized gain (loss) on investments, unaffiliated	(56,491)	94	(227,787)
Net Realized Gain (Loss)	(74,349)	1,281	30,835
Net change in unrealized appreciation on investments	4,150,239	46,826	10,564,255
Net Realized and Unrealized Gain	4,075,890	48,107	10,595,090
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,021,771	$67,760	$12,314,551
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$791	$26,758	$45
Dividends, affiliated	31,488	1,455,392	7,490
Dividends, unaffiliated	4,084	176,066	516
Total Income	36,363	1,658,216	8,051
EXPENSES:
Management fees	1,771	111,555	491
Shareholder services fees – Investor Class	19	35,701	23
Shareholder services fees – Service Class	5,124	277,600	1,390
Distribution fees – Service Class	1,474	80,208	398
Total Expenses	8,388	505,064	2,302
Less amount waived by distributor - Service Class	-	-	3
Less amount waived for management fees	224	9,597	28
Net Expenses	8,164	495,467	2,271
NET INVESTMENT INCOME	28,199	1,162,749	5,780
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	4,957	661,450	5,023
Net realized gain (loss) on investments, unaffiliated	1,935	(222,933)	1,363
Net Realized Gain	6,892	438,517	6,386
Net change in unrealized appreciation on investments	135,888	11,920,623	49,757
Net Realized and Unrealized Gain	142,780	12,359,140	56,143
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$170,979	$13,521,889	$61,923
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$746	$-	$-
Dividends, affiliated	728,418	4,267	243,942
Dividends, unaffiliated	46,850	168	14,054
Total Income	776,014	4,435	257,996
EXPENSES:
Management fees	66,394	279	23,931
Shareholder services fees – Investor Class	18,873	22	7,546
Shareholder services fees – Service Class	167,650	772	60,063
Distribution fees – Service Class	48,434	220	17,357
Total Expenses	301,351	1,293	108,897
Less amount waived by distributor - Service Class	-	3	-
Less amount waived for management fees	3,196	14	1,322
Net Expenses	298,155	1,276	107,575
NET INVESTMENT INCOME	477,859	3,159	150,421
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	584,769	3,510	8,562
Net realized gain (loss) on investments, unaffiliated	(167,600)	771	(29,593)
Net Realized Gain (Loss)	417,169	4,281	(21,031)
Net change in unrealized appreciation on investments	8,872,783	28,324	3,570,952
Net Realized and Unrealized Gain	9,289,952	32,605	3,549,921
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,767,811	$35,764	$3,700,342
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2015 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$945,881	$2,383,297
Net realized loss	(74,349)	(280,750)
Net change in unrealized appreciation	4,150,239	6,200,774
Net Increase in Net Assets Resulting from Operations	5,021,771	8,303,321
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(48,340)	(126,897)
Service Class	(858,838)	(1,694,684)
Institutional Class	(36,251)	(23,868)
From net investment income	(943,429)	(1,845,449)
From net realized gains
Investor Class	-	(129,511)
Service Class	-	(1,919,745)
Institutional Class	-	(9,848)
From net realized gains	0	(2,059,104)
Total Distributions	(943,429)	(3,904,553)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	409,401	1,849,351
Service Class	13,688,066	23,344,037
Institutional Class	1,211,067	1,177,212
Shares issued in reinvestment of distributions
Investor Class	48,340	256,408
Service Class	858,838	3,614,429
Institutional Class	36,251	33,716
Shares redeemed
Investor Class	(2,247,596)	(3,578,029)
Service Class	(21,454,190)	(59,165,707)
Institutional Class	(142,311)	(215,057)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,592,134)	(32,683,640)
Total Decrease in Net Assets	(3,513,792)	(28,284,872)
NET ASSETS:
Beginning of Period	116,158,020	144,442,892
End of Period(a)	$112,644,228	$116,158,020
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2015 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	33,903	158,537
Service Class	1,127,862	1,992,559
Institutional Class	125,371	124,406
Shares issued in reinvestment of distributions
Investor Class	3,963	21,854
Service Class	70,109	306,925
Institutional Class	3,737	3,590
Shares redeemed
Investor Class	(185,003)	(303,665)
Service Class	(1,769,418)	(5,047,101)
Institutional Class	(14,683)	(23,479)
Net Decrease	(604,159)	(2,766,374)
(a) Including undistributed net investment income:	$433,970	$431,518
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2020 Fund	2017 (Unaudited)	2016 (a)
OPERATIONS:
Net investment income	$19,653	$7,310
Net realized gain	1,281	8,132
Net change in unrealized appreciation (depreciation)	46,826	(9,639)
Net Increase in Net Assets Resulting from Operations	67,760	5,803
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(82)	(172)
Service Class	(19,459)	(7,680)
Institutional Class	(100)	(202)
From net investment income	(19,641)	(8,054)
From net realized gains
Investor Class	-	(5)
Service Class	-	(294)
Institutional Class	-	(4)
From net realized gains	0	(303)
Total Distributions	(19,641)	(8,357)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3	10,067
Service Class	1,938,697	786,702
Institutional Class	-	10,000
Shares issued in reinvestment of distributions
Investor Class	82	177
Service Class	19,459	7,974
Institutional Class	100	206
Shares redeemed
Investor Class	(69)	-
Service Class	(162,740)	(106,004)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,795,532	709,122
Total Increase in Net Assets	1,843,651	706,568
NET ASSETS:
Beginning of Period	706,568	0
End of Period(b)	$2,550,219	$706,568
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2020 Fund	2017 (Unaudited)	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	-	1,006
Service Class	184,981	77,021
Institutional Class	1	1,000
Shares issued in reinvestment of distributions
Investor Class	8	18
Service Class	1,836	785
Institutional Class	9	20
Shares redeemed
Investor Class	(6)	-
Service Class	(15,554)	(10,348)
Net Increase	171,275	69,502
(a) Fund commenced operations on April 28, 2016.
(b) Including undistributed net investment income:	$12	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2025 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$1,719,461	$4,702,489
Net realized gain	30,835	2,731,979
Net change in unrealized appreciation	10,564,255	9,717,131
Net Increase in Net Assets Resulting from Operations	12,314,551	17,151,599
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(161,407)	(528,633)
Service Class	(1,441,979)	(3,718,449)
Institutional Class	(117,573)	(161,693)
From net investment income	(1,720,959)	(4,408,775)
From net realized gains
Investor Class	-	(861,719)
Service Class	-	(6,573,633)
Institutional Class	-	(177,319)
From net realized gains	0	(7,612,671)
Total Distributions	(1,720,959)	(12,021,446)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,340,940	3,976,486
Service Class	24,797,518	43,806,148
Institutional Class	2,909,514	3,004,552
Shares issued in reinvestment of distributions
Investor Class	161,407	1,390,352
Service Class	1,441,979	10,292,082
Institutional Class	117,573	339,012
Shares redeemed
Investor Class	(8,351,967)	(7,301,747)
Service Class	(40,453,918)	(88,307,983)
Institutional Class	(580,546)	(938,832)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,617,500)	(33,739,930)
Total Decrease in Net Assets	(7,023,908)	(28,609,777)
NET ASSETS:
Beginning of Period	225,020,411	253,630,188
End of Period(a)	$217,996,503	$225,020,411
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2025 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	181,076	318,384
Service Class	1,928,231	3,505,937
Institutional Class	314,435	327,601
Shares issued in reinvestment of distributions
Investor Class	12,350	111,150
Service Class	110,243	822,043
Institutional Class	12,588	37,557
Shares redeemed
Investor Class	(641,779)	(580,838)
Service Class	(3,141,538)	(7,051,062)
Institutional Class	(62,118)	(104,242)
Net Decrease	(1,286,512)	(2,613,470)
(a) Including undistributed net investment income:	$109,300	$110,798
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2030 Fund	2017 (Unaudited)	2016 (a)
OPERATIONS:
Net investment income	$28,199	$17,850
Net realized gain	6,892	21,739
Net change in unrealized appreciation (depreciation)	135,888	(24,815)
Net Increase in Net Assets Resulting from Operations	170,979	14,774
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(76)	(201)
Service Class	(28,116)	(20,524)
Institutional Class	(109)	(231)
From net investment income	(28,301)	(20,956)
From net realized gains
Investor Class	-	(8)
Service Class	-	(1,197)
Institutional Class	-	(8)
From net realized gains	0	(1,213)
Total Distributions	(28,301)	(22,169)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3	10,000
Service Class	3,086,737	2,795,928
Institutional Class	1,625	10,000
Shares issued in reinvestment of distributions
Investor Class	76	209
Service Class	28,116	21,721
Institutional Class	109	239
Shares redeemed
Service Class	(681,375)	(1,291,774)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,435,291	1,546,323
Total Increase in Net Assets	2,577,969	1,538,928
NET ASSETS:
Beginning of Period	1,538,928	0
End of Period(b)	$4,116,897	$1,538,928
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	-	1,001
Service Class	292,350	271,665
Institutional Class	148	1,000
Shares issued in reinvestment of distributions
Investor Class	7	20
Service Class	2,599	2,121
Institutional Class	10	24
Shares redeemed
Service Class	(64,983)	(125,460)
Net Increase	230,131	150,371
(a) Fund commenced operations on April 28, 2016.
(b) Including overdistributed net investment income:	$(102)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2035 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$1,162,749	$3,711,499
Net realized gain	438,517	5,813,029
Net change in unrealized appreciation	11,920,623	7,113,654
Net Increase in Net Assets Resulting from Operations	13,521,889	16,638,182
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(116,052)	(422,284)
Service Class	(910,437)	(3,002,771)
Institutional Class	(142,742)	(125,914)
From net investment income	(1,169,231)	(3,550,969)
From net realized gains
Investor Class	-	(1,231,889)
Service Class	-	(9,511,094)
Institutional Class	-	(259,331)
From net realized gains	0	(11,002,314)
Total Distributions	(1,169,231)	(14,553,283)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,497,205	3,798,657
Service Class	21,440,913	45,235,665
Institutional Class	6,700,077	1,966,761
Shares issued in reinvestment of distributions
Investor Class	116,052	1,654,173
Service Class	910,437	12,513,865
Institutional Class	142,742	385,245
Shares redeemed
Investor Class	(6,876,814)	(5,497,613)
Service Class	(34,557,720)	(92,312,679)
Institutional Class	(454,043)	(319,838)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,081,151)	(32,575,764)
Total Increase (Decrease) in Net Assets	2,271,507	(30,490,865)
NET ASSETS:
Beginning of Period	184,860,603	215,351,468
End of Period(a)	$187,132,110	$184,860,603
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2035 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	178,855	282,922
Service Class	1,545,537	3,376,073
Institutional Class	771,212	225,686
Shares issued in reinvestment of distributions
Investor Class	8,179	123,568
Service Class	64,070	933,962
Institutional Class	16,147	45,499
Shares redeemed
Investor Class	(491,520)	(404,779)
Service Class	(2,486,897)	(6,832,778)
Institutional Class	(52,621)	(36,525)
Net Decrease	(447,038)	(2,286,372)
(a) Including undistributed net investment income:	$32,415	$38,897
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2040 Fund	2017 (Unaudited)	2016 (a)
OPERATIONS:
Net investment income	$5,780	$5,497
Net realized gain	6,386	8,647
Net change in unrealized appreciation (depreciation)	49,757	(6,985)
Net Increase in Net Assets Resulting from Operations	61,923	7,159
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(63)	(247)
Service Class	(5,696)	(5,146)
Institutional Class	(80)	(206)
From net investment income	(5,839)	(5,599)
From net realized gains
Investor Class	-	(5)
Service Class	-	(122)
Institutional Class	-	(3)
From net realized gains	0	(130)
Total Distributions	(5,839)	(5,729)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,160	15,623
Service Class	1,028,567	401,684
Institutional Class	511	10,000
Shares issued in reinvestment of distributions
Investor Class	63	252
Service Class	5,696	5,268
Institutional Class	80	209
Shares redeemed
Investor Class	(5,503)	-
Service Class	(294,554)	(2,575)
Net Increase in Net Assets Resulting from Capital Share Transactions	736,020	430,461
Total Increase in Net Assets	792,104	431,891
NET ASSETS:
Beginning of Period	431,891	0
End of Period(b)	$1,223,995	$431,891
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2040 Fund	2017 (Unaudited)	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	105	1,544
Service Class	94,758	38,689
Institutional Class	46	1,000
Shares issued in reinvestment of distributions
Investor Class	6	25
Service Class	508	507
Institutional Class	7	20
Shares redeemed
Investor Class	(508)	-
Service Class	(27,282)	(244)
Net Increase	67,640	41,541
(a) Fund commenced operations on April 28, 2016.
(b) Including overdistributed net investment income:	$(59)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2045 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$477,859	$1,945,228
Net realized gain	417,169	4,609,793
Net change in unrealized appreciation	8,872,783	3,848,556
Net Increase in Net Assets Resulting from Operations	9,767,811	10,403,577
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(42,884)	(190,831)
Service Class	(365,418)	(1,662,744)
Institutional Class	(75,419)	(58,217)
From net investment income	(483,721)	(1,911,792)
From net realized gains
Investor Class	-	(781,177)
Service Class	-	(7,021,543)
Institutional Class	-	(154,947)
From net realized gains	0	(7,957,667)
Total Distributions	(483,721)	(9,869,459)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,646,806	3,267,810
Service Class	17,094,028	36,137,081
Institutional Class	4,955,977	1,180,608
Shares issued in reinvestment of distributions
Investor Class	42,884	972,008
Service Class	365,418	8,684,287
Institutional Class	75,419	213,164
Shares redeemed
Investor Class	(3,643,647)	(6,354,546)
Service Class	(26,020,886)	(56,889,437)
Institutional Class	(275,898)	(237,053)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,759,899)	(13,026,078)
Total Increase (Decrease) in Net Assets	3,524,191	(12,491,960)
NET ASSETS:
Beginning of Period	107,762,650	120,254,610
End of Period(a)	$111,286,841	$107,762,650
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2045 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	112,418	232,216
Service Class	1,170,932	2,586,280
Institutional Class	582,255	137,284
Shares issued in reinvestment of distributions
Investor Class	2,838	69,357
Service Class	24,216	620,484
Institutional Class	8,619	25,804
Shares redeemed
Investor Class	(246,068)	(446,911)
Service Class	(1,775,818)	(4,034,976)
Institutional Class	(31,971)	(28,011)
Net Decrease	(152,579)	(838,473)
(a) Including overdistributed net investment income:	$(5,862)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2050 Fund	2017 (Unaudited)	2016 (a)
OPERATIONS:
Net investment income	$3,159	$2,434
Net realized gain	4,281	6,451
Net change in unrealized appreciation (depreciation)	28,324	(3,303)
Net Increase in Net Assets Resulting from Operations	35,764	5,582
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(57)	(304)
Service Class	(3,079)	(3,568)
Institutional Class	(65)	(317)
From net investment income	(3,201)	(4,189)
From net realized gains
Investor Class	-	(37)
Service Class	-	(508)
Institutional Class	-	(34)
From net realized gains	0	(579)
Total Distributions	(3,201)	(4,768)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,810	10,771
Service Class	614,082	305,352
Institutional Class	325	10,000
Shares issued in reinvestment of distributions
Investor Class	57	341
Service Class	3,079	4,076
Institutional Class	65	351
Shares redeemed
Investor Class	(3)	-
Service Class	(84,406)	(150,769)
Net Increase in Net Assets Resulting from Capital Share Transactions	535,009	180,122
Total Increase in Net Assets	567,572	180,936
NET ASSETS:
Beginning of Period	180,936	0
End of Period(b)	$748,508	$180,936
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	166	1,073
Service Class	56,053	29,366
Institutional Class	28	1,001
Shares issued in reinvestment of distributions
Investor Class	5	34
Service Class	274	394
Institutional Class	6	34
Shares redeemed
Service Class	(7,576)	(14,384)
Net Increase	48,956	17,518
(a) Fund commenced operations on April 28, 2016.
(b) Including overdistributed net investment income:	$(42)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2055 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$150,421	$655,298
Net realized gain (loss)	(21,031)	498,361
Net change in unrealized appreciation	3,570,952	2,541,893
Net Increase in Net Assets Resulting from Operations	3,700,342	3,695,552
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(16,424)	(79,015)
Service Class	(119,050)	(590,756)
Institutional Class	(17,275)	(22,239)
From net investment income	(152,749)	(692,010)
From net realized gains
Investor Class	-	(221,512)
Service Class	-	(1,944,540)
Institutional Class	-	(32,533)
From net realized gains	0	(2,198,585)
Total Distributions	(152,749)	(2,890,595)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	765,083	1,878,545
Service Class	9,632,704	20,849,291
Institutional Class	1,240,809	615,754
Shares issued in reinvestment of distributions
Investor Class	16,424	300,527
Service Class	119,050	2,535,296
Institutional Class	17,275	54,772
Shares redeemed
Investor Class	(877,469)	(1,958,523)
Service Class	(9,005,242)	(28,183,648)
Institutional Class	(258,853)	(72,220)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,649,781	(3,980,206)
Total Increase (Decrease) in Net Assets	5,197,374	(3,175,249)
NET ASSETS:
Beginning of Period	37,221,758	40,397,007
End of Period(a)	$42,419,132	$37,221,758
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime Conservative 2055 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	52,745	137,316
Service Class	664,287	1,534,182
Institutional Class	140,744	71,518
Shares issued in reinvestment of distributions
Investor Class	1,094	21,876
Service Class	7,937	184,728
Institutional Class	1,902	6,511
Shares redeemed
Investor Class	(60,012)	(141,250)
Service Class	(619,396)	(2,059,421)
Institutional Class	(29,281)	(8,085)
Net Increase (Decrease)	160,020	(252,625)
(a) Including overdistributed net investment income:	$(2,328)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$11.77	0.09	0.43	0.52	(0.10)	-	(0.10)	$12.19	4.44% (d)
12/31/2016	$11.40	0.22	0.53	0.75	(0.19)	(0.19)	(0.38)	$11.77	6.62%
12/31/2015	$12.37	0.20	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%)
12/31/2014	$12.51	0.26	0.44	0.70	(0.34)	(0.50)	(0.84)	$12.37	5.57%
12/31/2013	$12.64	0.25	0.52	0.77	(0.35)	(0.55)	(0.90)	$12.51	6.29%
12/31/2012	$11.91	0.35	0.93	1.28	(0.33)	(0.22)	(0.55)	$12.64	10.76%
Service Class
06/30/2017(Unaudited)	$11.82	0.10	0.42	0.52	(0.10)	-	(0.10)	$12.24	4.41% (d)
12/31/2016	$11.45	0.21	0.52	0.73	(0.17)	(0.19)	(0.36)	$11.82	6.46%
12/31/2015	$12.41	0.22	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%)
12/31/2014	$12.55	0.31	0.38	0.69	(0.33)	(0.50)	(0.83)	$12.41	5.47%
12/31/2013	$12.68	0.28	0.48	0.76	(0.34)	(0.55)	(0.89)	$12.55	6.14%
12/31/2012	$11.95	0.35	0.93	1.28	(0.33)	(0.22)	(0.55)	$12.68	10.65%
Institutional Class
06/30/2017(Unaudited)	$ 9.39	0.12	0.31	0.43	(0.13)	-	(0.13)	$ 9.69	4.59% (d)
12/31/2016	$ 9.19	0.29	0.34	0.63	(0.24)	(0.19)	(0.43)	$ 9.39	6.96%
12/31/2015 (e)	$10.00	0.58	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 5,721	0.47% (h)	0.43% (h)	1.55% (h)	7% (d)
12/31/2016	$ 7,253	0.47%	0.44%	1.92%	21%
12/31/2015	$ 8,435	0.32%	0.30%	1.61%	40% (i)
12/31/2014	$ 20,471	0.12%	0.12%	2.05%	27%
12/31/2013	$ 38,625	0.12%	0.12%	1.94%	50%
12/31/2012	$ 56,741	0.12%	0.12%	2.75%	38%
Service Class
06/30/2017 (Unaudited)	$104,200	0.57% (h)	0.53% (h)	1.65% (h)	7% (d)
12/31/2016	$107,343	0.57%	0.54%	1.81%	21%
12/31/2015	$135,439	0.45%	0.43%	1.76%	40% (i)
12/31/2014	$168,420	0.22%	0.22%	2.37%	27%
12/31/2013	$168,444	0.22%	0.22%	2.15%	50%
12/31/2012	$140,579	0.22%	0.22%	2.79%	38%
Institutional Class
06/30/2017 (Unaudited)	$ 2,723	0.12% (h)	0.08% (h)	2.48% (h)	7% (d)
12/31/2016	$ 1,562	0.12%	0.09%	3.04%	21%
12/31/2015 (e)	$ 569	0.12% (h)	0.09% (h)	8.94% (h)	40% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$10.21	0.09	0.42	0.51	(0.08)	-	(0.08)	$10.64	5.00% (d)
12/31/2016 (e)	$10.00	0.19	0.19	0.38	(0.17)	(0.00) (f)	(0.17)	$10.21	3.89% (d)
Service Class
06/30/2017(Unaudited)	$10.17	0.13	0.37	0.50	(0.08)	-	(0.08)	$10.59	4.96% (d)
12/31/2016 (e)	$10.00	0.41	(0.05)	0.36	(0.19)	(0.00) (f)	(0.19)	$10.17	3.67% (d)
Institutional Class
06/30/2017(Unaudited)	$10.19	0.11	0.42	0.53	(0.10)	-	(0.10)	$10.62	5.18% (d)
12/31/2016 (e)	$10.00	0.22	0.17	0.39	(0.20)	(0.00) (f)	(0.20)	$10.19	3.99% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 11	0.49% (i)	0.45% (i)	1.73% (i)	9% (d)
12/31/2016 (e)	$ 10	0.47% (i)	0.45% (i)	2.82% (i)	46% (d)
Service Class
06/30/2017 (Unaudited)	$2,528	0.57% (i)	0.54% (i)	2.45% (i)	9% (d)
12/31/2016 (e)	$ 686	0.57% (i)	0.53% (i)	5.92% (i)	46% (d)
Institutional Class
06/30/2017 (Unaudited)	$ 11	0.13% (i)	0.11% (i)	2.11% (i)	9% (d)
12/31/2016 (e)	$ 10	0.12% (i)	0.09% (i)	3.17% (i)	46% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$12.46	0.09	0.61	0.70	(0.10)	-	(0.10)	$13.06	5.63% (d)
12/31/2016	$12.23	0.26	0.63	0.89	(0.25)	(0.41)	(0.66)	$12.46	7.33%
12/31/2015	$13.43	0.25	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%)
12/31/2014	$13.69	0.30	0.49	0.79	(0.35)	(0.70)	(1.05)	$13.43	5.79%
12/31/2013	$13.29	0.28	1.08	1.36	(0.38)	(0.58)	(0.96)	$13.69	10.48%
12/31/2012	$12.30	0.34	1.20	1.54	(0.31)	(0.24)	(0.55)	$13.29	12.54%
Service Class
06/30/2017(Unaudited)	$12.47	0.10	0.60	0.70	(0.10)	-	(0.10)	$13.07	5.61% (d)
12/31/2016	$12.23	0.24	0.64	0.88	(0.23)	(0.41)	(0.64)	$12.47	7.24%
12/31/2015	$13.43	0.25	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%)
12/31/2014	$13.69	0.33	0.45	0.78	(0.34)	(0.70)	(1.04)	$13.43	5.67%
12/31/2013	$13.28	0.32	1.04	1.36	(0.37)	(0.58)	(0.95)	$13.69	10.37%
12/31/2012	$12.31	0.35	1.17	1.52	(0.31)	(0.24)	(0.55)	$13.28	12.47%
Institutional Class
06/30/2017(Unaudited)	$ 8.94	0.10	0.42	0.52	(0.13)	-	(0.13)	$ 9.33	5.84% (d)
12/31/2016	$ 8.99	0.25	0.43	0.68	(0.32)	(0.41)	(0.73)	$ 8.94	7.67%
12/31/2015 (e)	$10.00	0.56	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 20,795	0.47% (h)	0.45% (h)	1.44% (h)	8% (d)
12/31/2016	$ 25,422	0.47%	0.45%	2.05%	24%
12/31/2015	$ 26,795	0.33%	0.33%	1.86%	36% (i)
12/31/2014	$ 38,263	0.12%	0.12%	2.17%	29%
12/31/2013	$ 54,464	0.12%	0.12%	2.00%	42%
12/31/2012	$ 70,415	0.12%	0.12%	2.57%	33%
Service Class
06/30/2017 (Unaudited)	$188,797	0.57% (h)	0.55% (h)	1.53% (h)	8% (d)
12/31/2016	$193,914	0.57%	0.55%	1.92%	24%
12/31/2015	$223,467	0.45%	0.44%	1.88%	36% (i)
12/31/2014	$253,958	0.22%	0.22%	2.36%	29%
12/31/2013	$233,233	0.22%	0.22%	2.30%	42%
12/31/2012	$169,479	0.22%	0.22%	2.62%	33%
Institutional Class
06/30/2017 (Unaudited)	$ 8,404	0.12% (h)	0.10% (h)	2.25% (h)	8% (d)
12/31/2016	$ 5,684	0.12%	0.10%	2.78%	24%
12/31/2015 (e)	$ 3,368	0.12% (h)	0.10% (h)	8.79% (h)	36% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$10.26	0.08	0.58	0.66	(0.07)	-	(0.07)	$10.85	6.47% (d)
12/31/2016 (e)	$10.00	0.20	0.27	0.47	(0.20)	(0.01)	(0.21)	$10.26	4.72% (d)
Service Class
06/30/2017(Unaudited)	$10.23	0.10	0.57	0.67	(0.08)	-	(0.08)	$10.82	6.52% (d)
12/31/2016 (e)	$10.00	0.32	0.14	0.46	(0.22)	(0.01)	(0.23)	$10.23	4.58% (d)
Institutional Class
06/30/2017(Unaudited)	$10.25	0.11	0.58	0.69	(0.09)	-	(0.09)	$10.85	6.76% (d)
12/31/2016 (e)	$10.00	0.23	0.26	0.49	(0.23)	(0.01)	(0.24)	$10.25	4.92% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 11	0.48% (h)	0.48% (h)	1.54% (h)	21% (d)
12/31/2016 (e)	$ 10	0.47% (h)	0.47% (h)	2.95% (h)	193% (d)
Service Class
06/30/2017 (Unaudited)	$4,093	0.57% (h)	0.56% (h)	1.91% (h)	21% (d)
12/31/2016 (e)	$1,518	0.57% (h)	0.55% (h)	4.52% (h)	193% (d)
Institutional Class
06/30/2017 (Unaudited)	$ 13	0.13% (h)	0.11% (h)	2.08% (h)	21% (d)
12/31/2016 (e)	$ 10	0.12% (h)	0.12% (h)	3.26% (h)	193% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.28	0.08	0.92	1.00	(0.09)	-	(0.09)	$14.19	7.51% (d)
12/31/2016	$13.22	0.27	0.82	1.09	(0.26)	(0.77)	(1.03)	$13.28	8.37%
12/31/2015	$14.87	0.28	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%)
12/31/2014	$15.25	0.30	0.62	0.92	(0.35)	(0.95)	(1.30)	$14.87	6.03%
12/31/2013	$14.06	0.28	2.04	2.32	(0.42)	(0.71)	(1.13)	$15.25	16.73%
12/31/2012	$12.74	0.29	1.58	1.87	(0.28)	(0.27)	(0.55)	$14.06	14.73%
Service Class
06/30/2017(Unaudited)	$13.30	0.08	0.91	0.99	(0.08)	-	(0.08)	$14.21	7.46% (d)
12/31/2016	$13.23	0.24	0.84	1.08	(0.24)	(0.77)	(1.01)	$13.30	8.25%
12/31/2015	$14.86	0.26	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%)
12/31/2014	$15.25	0.34	0.56	0.90	(0.34)	(0.95)	(1.29)	$14.86	5.86%
12/31/2013	$14.05	0.35	1.97	2.32	(0.41)	(0.71)	(1.12)	$15.25	16.64%
12/31/2012	$12.75	0.30	1.55	1.85	(0.28)	(0.27)	(0.55)	$14.05	14.63%
Institutional Class
06/30/2017(Unaudited)	$ 8.32	0.10	0.54	0.64	(0.12)	-	(0.12)	$ 8.84	7.67% (d)
12/31/2016	$ 8.68	0.25	0.50	0.75	(0.34)	(0.77)	(1.11)	$ 8.32	8.78%
12/31/2015 (e)	$10.00	0.68	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 18,550	0.47% (h)	0.46% (h)	1.22% (h)	11% (d)
12/31/2016	$ 21,411	0.47%	0.46%	1.98%	25%
12/31/2015	$ 21,286	0.35%	0.34%	1.93%	37% (i)
12/31/2014	$ 23,411	0.12%	0.12%	1.90%	27%
12/31/2013	$ 37,599	0.12%	0.12%	1.87%	36%
12/31/2012	$ 46,624	0.12%	0.12%	2.14%	30%
Service Class
06/30/2017 (Unaudited)	$157,777	0.57% (h)	0.56% (h)	1.20% (h)	11% (d)
12/31/2016	$159,396	0.57%	0.56%	1.79%	25%
12/31/2015	$191,874	0.45%	0.45%	1.79%	37% (i)
12/31/2014	$212,538	0.22%	0.22%	2.18%	27%
12/31/2013	$182,005	0.22%	0.22%	2.30%	36%
12/31/2012	$123,940	0.22%	0.22%	2.19%	30%
Institutional Class
06/30/2017 (Unaudited)	$ 10,805	0.12% (h)	0.11% (h)	2.33% (h)	11% (d)
12/31/2016	$ 4,054	0.12%	0.11%	2.82%	25%
12/31/2015 (e)	$ 2,192	0.12% (h)	0.11% (h)	10.64% (h)	37% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$10.41	0.06	0.82	0.88	(0.05)	-	(0.05)	$11.24	8.50% (d)
12/31/2016 (e)	$10.00	0.23	0.36	0.59	(0.18)	(0.00) (f)	(0.18)	$10.41	6.01% (d)
Service Class
06/30/2017(Unaudited)	$10.40	0.08	0.79	0.87	(0.06)	-	(0.06)	$11.21	8.35% (d)
12/31/2016 (e)	$10.00	0.64	(0.04)	0.60	(0.20)	(0.00) (f)	(0.20)	$10.40	6.06% (d)
Institutional Class
06/30/2017(Unaudited)	$10.42	0.08	0.81	0.89	(0.07)	-	(0.07)	$11.24	8.59% (d)
12/31/2016 (e)	$10.00	0.22	0.40	0.62	(0.20)	(0.00) (f)	(0.20)	$10.42	6.34% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 13	0.46% (i)	0.46% (i)	1.03% (i)	31% (d)
12/31/2016 (e)	$ 16	0.47% (i)	0.47% (i)	3.31% (i)	6% (d)
Service Class
06/30/2017 (Unaudited)	$1,199	0.57% (i)	0.56% (i)	1.42% (i)	31% (d)
12/31/2016 (e)	$ 405	0.57% (i)	0.55% (i)	9.14% (i)	6% (d)
Institutional Class
06/30/2017 (Unaudited)	$ 12	0.13% (i)	0.13% (i)	1.52% (i)	31% (d)
12/31/2016 (e)	$ 11	0.12% (i)	0.12% (i)	3.19% (i)	6% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.90	0.06	1.21	1.27	(0.06)	-	(0.06)	$15.11	9.16% (d)
12/31/2016	$13.90	0.23	1.02	1.25	(0.25)	(1.00)	(1.25)	$13.90	9.17%
12/31/2015	$15.73	0.27	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%)
12/31/2014	$16.11	0.28	0.65	0.93	(0.34)	(0.97)	(1.31)	$15.73	5.72%
12/31/2013	$14.38	0.29	2.58	2.87	(0.43)	(0.71)	(1.14)	$16.11	20.13%
12/31/2012	$12.88	0.28	1.73	2.01	(0.26)	(0.25)	(0.51)	$14.38	15.71%
Service Class
06/30/2017(Unaudited)	$13.89	0.06	1.21	1.27	(0.06)	-	(0.06)	$15.10	9.13% (d)
12/31/2016	$13.89	0.23	1.01	1.24	(0.24)	(1.00)	(1.24)	$13.89	9.09%
12/31/2015	$15.71	0.26	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%)
12/31/2014	$16.09	0.33	0.59	0.92	(0.33)	(0.97)	(1.30)	$15.71	5.64%
12/31/2013	$14.37	0.36	2.48	2.84	(0.41)	(0.71)	(1.12)	$16.09	19.97%
12/31/2012	$12.88	0.28	1.71	1.99	(0.25)	(0.25)	(0.50)	$14.37	15.58%
Institutional Class
06/30/2017(Unaudited)	$ 8.10	0.09	0.67	0.76	(0.10)	-	(0.10)	$ 8.76	9.34% (d)
12/31/2016	$ 8.64	0.25	0.55	0.80	(0.34)	(1.00)	(1.34)	$ 8.10	9.55%
12/31/2015 (e)	$10.00	0.48	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 9,822	0.47% (h)	0.46% (h)	0.86% (h)	13% (d)
12/31/2016	$ 10,852	0.47%	0.47%	1.67%	28%
12/31/2015	$ 12,872	0.35%	0.34%	1.76%	33% (i)
12/31/2014	$ 14,443	0.12%	0.12%	1.72%	23%
12/31/2013	$ 21,328	0.12%	0.12%	1.85%	33%
12/31/2012	$ 23,967	0.12%	0.12%	1.98%	29%
Service Class
06/30/2017 (Unaudited)	$ 94,543	0.57% (h)	0.56% (h)	0.81% (h)	13% (d)
12/31/2016	$ 95,036	0.57%	0.57%	1.66%	28%
12/31/2015	$106,551	0.45%	0.45%	1.68%	33% (i)
12/31/2014	$108,839	0.22%	0.22%	2.02%	23%
12/31/2013	$ 88,655	0.22%	0.22%	2.27%	33%
12/31/2012	$ 56,657	0.22%	0.22%	2.00%	29%
Institutional Class
06/30/2017 (Unaudited)	$ 6,922	0.12% (h)	0.11% (h)	2.01% (h)	13% (d)
12/31/2016	$ 1,874	0.12%	0.12%	2.94%	28%
12/31/2015 (e)	$ 832	0.12% (h)	0.11% (h)	7.48% (h)	33% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$10.34	0.05	0.93	0.98	(0.04)	-	(0.04)	$11.28	9.52% (d)
12/31/2016 (e)	$10.00	0.20	0.46	0.66	(0.29)	(0.03)	(0.32)	$10.34	6.66% (d)
Service Class
06/30/2017(Unaudited)	$10.33	0.08	0.90	0.98	(0.05)	-	(0.05)	$11.26	9.48% (d)
12/31/2016 (e)	$10.00	0.23	0.42	0.65	(0.29)	(0.03)	(0.32)	$10.33	6.63% (d)
Institutional Class
06/30/2017(Unaudited)	$10.33	0.07	0.94	1.01	(0.06)	-	(0.06)	$11.28	9.79% (d)
12/31/2016 (e)	$10.00	0.21	0.47	0.68	(0.32)	(0.03)	(0.35)	$10.33	6.85% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 14	0.46% (h)	0.46% (h)	0.93% (h)	16% (d)
12/31/2016 (e)	$ 11	0.47% (h)	0.47% (h)	2.94% (h)	130% (d)
Service Class
06/30/2017 (Unaudited)	$722	0.57% (h)	0.56% (h)	1.37% (h)	16% (d)
12/31/2016 (e)	$159	0.57% (h)	0.55% (h)	3.28% (h)	130% (d)
Institutional Class
06/30/2017 (Unaudited)	$ 12	0.12% (h)	0.12% (h)	1.23% (h)	16% (d)
12/31/2016 (e)	$ 11	0.12% (h)	0.12% (h)	3.11% (h)	130% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.74	0.06	1.28	1.34	(0.06)	-	(0.06)	$15.02	9.72% (d)
12/31/2016	$13.52	0.25	0.99	1.24	(0.26)	(0.76)	(1.02)	$13.74	9.33%
12/31/2015	$15.21	0.24	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%)
12/31/2014	$15.56	0.27	0.56	0.83	(0.31)	(0.87)	(1.18)	$15.21	5.26%
12/31/2013	$14.08	0.26	2.56	2.82	(0.42)	(0.92)	(1.34)	$15.56	20.36%
12/31/2012	$12.63	0.25	1.75	2.00	(0.25)	(0.30)	(0.55)	$14.08	15.88%
Service Class
06/30/2017(Unaudited)	$13.73	0.05	1.28	1.33	(0.05)	-	(0.05)	$15.01	9.68% (d)
12/31/2016	$13.50	0.22	1.01	1.23	(0.24)	(0.76)	(1.00)	$13.73	9.23%
12/31/2015	$15.18	0.25	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%)
12/31/2014	$15.55	0.32	0.48	0.80	(0.30)	(0.87)	(1.17)	$15.18	5.05%
12/31/2013	$14.07	0.35	2.47	2.82	(0.42)	(0.92)	(1.34)	$15.55	20.32%
12/31/2012	$12.63	0.26	1.72	1.98	(0.24)	(0.30)	(0.54)	$14.07	15.86%
Institutional Class
06/30/2017(Unaudited)	$ 8.35	0.07	0.75	0.82	(0.08)	-	(0.08)	$ 9.09	9.88% (d)
12/31/2016	$ 8.63	0.33	0.49	0.82	(0.34)	(0.76)	(1.10)	$ 8.35	9.74%
12/31/2015 (e)	$10.00	0.45	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 4,407	0.47% (h)	0.46% (h)	0.79% (h)	14% (d)
12/31/2016	$ 4,115	0.47%	0.47%	1.81%	40%
12/31/2015	$ 3,807	0.34%	0.33%	1.58%	38% (i)
12/31/2014	$ 4,587	0.12%	0.12%	1.73%	22%
12/31/2013	$ 5,780	0.12%	0.12%	1.69%	46%
12/31/2012	$ 7,431	0.12%	0.12%	1.85%	44%
Service Class
06/30/2017 (Unaudited)	$36,149	0.57% (h)	0.56% (h)	0.71% (h)	14% (d)
12/31/2016	$32,341	0.57%	0.57%	1.59%	40%
12/31/2015	$36,402	0.46%	0.45%	1.67%	38% (i)
12/31/2014	$33,984	0.22%	0.22%	2.05%	22%
12/31/2013	$22,801	0.22%	0.22%	2.26%	46%
12/31/2012	$13,619	0.22%	0.22%	1.91%	44%
Institutional Class
06/30/2017 (Unaudited)	$ 1,863	0.12% (h)	0.11% (h)	1.58% (h)	14% (d)
12/31/2016	$ 765	0.12%	0.12%	3.76%	40%
12/31/2015 (e)	$ 188	0.12% (h)	0.11% (h)	7.03% (h)	38% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Lifetime Conservative 2015 Fund, the Great-West Lifetime Conservative 2020 Fund, the Great-West Lifetime Conservative 2025 Fund, the Great-West Lifetime Conservative 2030 Fund, the Great-West Lifetime Conservative 2035 Fund, the Great-West Lifetime Conservative 2040 Fund, the Great-West Lifetime Conservative 2045 Fund, the Great-West Lifetime Conservative 2050 Fund and the Great-West Lifetime Conservative 2055 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime Conservative 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Effective May 1, 2017, Class T and Class T1 changed names to Investor Class and Service Class, respectively. Each of the Funds offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets,and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Semi-Annual Report - June 30, 2017

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2017:
Great-West Lifetime Conservative 2015 Fund
Beginning Balance, January 01, 2017	$11,581,560
Total interest received	84,749
Purchases	715,183
Sales	(1,142,187)
Ending Balance, June 30, 2017	$11,239,305
Great-West Lifetime Conservative 2020 Fund
Beginning Balance, January 01, 2017	$ 53,775
Total interest received	923
Purchases	151,291
Sales	(9,664)
Ending Balance, June 30, 2017	$196,325
Great-West Lifetime Conservative 2025 Fund
Beginning Balance, January 01, 2017	$12,578,900
Total interest received	92,835
Purchases	988,293
Sales	(1,471,269)
Ending Balance, June 30, 2017	$12,188,759
Great-West Lifetime Conservative 2030 Fund
Beginning Balance, January 01, 2017	$ 55,309
Total interest received	791
Purchases	115,269
Sales	(22,746)
Ending Balance, June 30, 2017	$148,623

Semi-Annual Report - June 30, 2017

Great-West Lifetime Conservative 2035 Fund
Beginning Balance, January 01, 2017	$3,549,436
Total interest received	26,758
Purchases	450,778
Sales	(430,401)
Ending Balance, June 30, 2017	$3,596,571
Great-West Lifetime Conservative 2040 Fund
Beginning Balance, January 01, 2017	$ 3,218
Total interest received	45
Purchases	7,787
Sales	(1,873)
Ending Balance, June 30, 2017	$ 9,177
Great-West Lifetime Conservative 2045 Fund
Beginning Balance, January 01, 2017	$ 97,007
Total interest received	746
Purchases	15,622
Sales	(13,191)
Ending Balance, June 30, 2017	$100,184
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2017

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime Conservative 2015 Fund	$113,890,340	$2,782,040	$(3,980,057)	$(1,198,017)
Great-West Lifetime Conservative 2020 Fund	2,516,169	44,928	(9,797)	35,131
Great-West Lifetime Conservative 2025 Fund	217,319,223	7,463,357	(6,692,256)	771,101
Great-West Lifetime Conservative 2030 Fund	4,025,409	114,300	(21,010)	93,290
Great-West Lifetime Conservative 2035 Fund	183,721,537	8,484,497	(4,993,076)	3,491,421
Great-West Lifetime Conservative 2040 Fund	1,183,435	44,085	(3,017)	41,068
Great-West Lifetime Conservative 2045 Fund	107,423,312	6,363,782	(2,450,924)	3,912,858
Great-West Lifetime Conservative 2050 Fund	725,542	25,454	(2,143)	23,311
Great-West Lifetime Conservative 2055 Fund	41,189,673	2,203,458	(955,200)	1,248,258
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the Fund’s average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class and Service Class shareholders and account owners and receives from the Investor Class and Service Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Semi-Annual Report - June 30, 2017

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	27,775	$ 313,401	$ 25,322	$ 51,987	$ 5,828	$ —	$ 305,531
Great-West Bond Index Fund Institutional Class	1,614,053	16,291,259	1,176,093	1,860,735	6,046	175,096	15,769,296
Great-West Core Bond Fund Institutional Class	793,212	8,005,172	583,984	883,859	15,031	105,885	7,765,542
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	118,031	1,265,455	93,579	187,005	5,069	5,024	1,231,068
Great-West International Index Fund Institutional Class	375,000	3,834,135	197,002	849,549	(13,737)	—	3,716,246
Great-West Life & Annuity Contract	11,239,305	11,581,560	715,183	1,142,187	—	84,749	11,239,305
Great-West Loomis Sayles Bond Fund Institutional Class	720,404	7,145,350	495,679	943,729	(64,792)	146,092	6,937,488
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	57,003	557,501	65,433	82,353	(1,082)	2,267	542,668
Great-West MFS International Growth Fund Institutional Class	85,052	859,805	33,611	213,056	(9,811)	—	832,660
Great-West MFS International Value Fund Institutional Class	183,772	2,114,685	88,660	456,903	19,064	—	2,041,708
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	283,261	3,041,487	152,041	734,330	11,125	6,069	2,926,087
Great-West Putnam Equity Income Fund Institutional Class	182,013	1,857,530	129,133	308,616	(16,180)	12,828	1,805,571
Great-West Putnam High Yield Bond Institutional Class	725,810	7,238,479	547,317	892,285	(30,044)	165,833	7,033,101
Great-West Real Estate Index Fund Institutional Class	105,956	1,011,810	153,369	198,115	(9,383)	14,311	975,858
Great-West S&P 500® Index Fund Institutional Class	617,770	6,733,299	464,599	1,007,754	175,343	79,942	6,536,008
Great-West S&P Mid Cap 400® Index Fund Institutional Class	280,381	2,890,959	232,917	443,015	15,637	20,813	2,812,226
Great-West S&P Small Cap 600® Index Fund Institutional Class	165,606	1,706,530	182,614	263,446	3,256	10,662	1,661,023
Great-West Short Duration Bond Fund Institutional Class	486,365	4,960,526	335,596	518,837	(7,287)	48,180	4,815,013
Great-West T. Rowe Price Equity Income Fund Institutional Class	196,955	1,857,589	163,404	329,553	(36,121)	24,209	1,808,050
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	135,856	1,300,247	62,340	315,332	(38,449)	—	1,263,461
Great-West Templeton Global Bond Fund Institutional Class	428,503	4,087,736	445,122	669,346	(47,371)	69,933	3,967,940
					$ (17,858)	$971,893	$85,985,850

Semi-Annual Report - June 30, 2017

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	724	$ 2,146	$ 5,954	$ 391	$ 40	$ —	$ 7,960
Great-West Bond Index Fund Institutional Class	38,985	105,178	294,896	22,454	(752)	3,558	380,882
Great-West Core Bond Fund Institutional Class	19,109	51,483	145,217	10,237	(194)	2,140	187,073
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,039	8,830	23,783	1,512	115	125	31,698
Great-West International Index Fund Institutional Class	10,228	28,287	71,850	6,478	340	—	101,360
Great-West Life & Annuity Contract	196,325	53,775	151,291	9,664	—	923	196,325
Great-West Loomis Sayles Bond Fund Institutional Class	17,129	45,753	127,118	8,885	(31)	3,355	164,954
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,600	4,278	11,950	904	46	61	15,232
Great-West MFS International Growth Fund Institutional Class	2,340	6,348	15,814	1,505	97	—	22,904
Great-West MFS International Value Fund Institutional Class	5,018	15,510	39,102	3,867	102	—	55,748
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	7,304	21,041	53,509	4,971	339	150	75,451
Great-West Putnam Equity Income Fund Institutional Class	4,670	12,796	34,913	2,295	146	317	46,322
Great-West Putnam High Yield Bond Institutional Class	16,588	44,715	124,326	7,868	14	3,662	160,734
Great-West Real Estate Index Fund Institutional Class	2,458	6,761	17,619	1,869	(158)	319	22,635
Great-West S&P 500® Index Fund Institutional Class	15,924	46,937	125,143	8,364	430	1,986	168,478
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,235	20,520	54,755	4,029	173	517	72,570
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,642	13,113	35,847	2,948	166	287	46,557
Great-West Short Duration Bond Fund Institutional Class	8,499	23,115	65,131	4,208	(51)	717	84,137
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,054	13,147	35,196	2,679	84	598	46,392
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,489	9,344	22,678	2,056	1	—	32,452
Great-West Templeton Global Bond Fund Institutional Class	9,658	24,371	70,703	4,542	280	1,523	89,435
					$1,187	$20,238	$2,009,299
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	71,408	$ 809,091	$ 50,086	$ 126,814	$ 10,851	$ —	$ 785,484

Semi-Annual Report - June 30, 2017

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	3,398,174	$34,299,117	$3,052,063	$4,479,825	$ 30,239	$ 369,084	$ 33,200,159
Great-West Core Bond Fund Institutional Class	1,663,582	16,819,382	1,461,912	2,130,692	25,904	222,779	16,286,469
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	299,024	3,215,266	200,445	465,207	(3,642)	12,775	3,118,825
Great-West International Index Fund Institutional Class	1,064,780	10,893,552	582,303	2,518,190	(95,600)	—	10,551,966
Great-West Life & Annuity Contract	12,188,759	12,578,900	988,293	1,471,269	—	92,835	12,188,759
Great-West Loomis Sayles Bond Fund Institutional Class	1,476,340	14,675,393	1,110,616	2,095,601	(159,970)	299,604	14,217,156
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	167,297	1,642,127	200,568	269,938	(16,324)	6,688	1,592,665
Great-West MFS International Growth Fund Institutional Class	242,693	2,453,197	106,574	654,852	(59,087)	—	2,375,959
Great-West MFS International Value Fund Institutional Class	521,885	5,986,165	344,834	1,370,842	63,552	—	5,798,138
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	717,306	7,641,772	307,062	1,685,055	69,230	15,237	7,409,766
Great-West Putnam Equity Income Fund Institutional Class	457,303	4,676,131	341,273	759,030	5,620	32,311	4,536,449
Great-West Putnam High Yield Bond Institutional Class	1,386,387	13,864,407	1,116,308	1,815,497	(51,009)	317,448	13,434,094
Great-West Real Estate Index Fund Institutional Class	215,221	2,052,486	319,471	399,175	(10,396)	28,969	1,982,180
Great-West S&P 500® Index Fund Institutional Class	1,560,220	17,017,090	1,089,917	2,290,052	643,600	201,920	16,507,132
Great-West S&P Mid Cap 400® Index Fund Institutional Class	704,557	7,286,342	545,202	1,053,130	88,013	52,473	7,066,704
Great-West S&P Small Cap 600® Index Fund Institutional Class	489,304	5,059,112	586,257	846,290	8,302	31,569	4,907,716
Great-West Short Duration Bond Fund Institutional Class	526,394	5,378,879	444,046	654,143	(8,608)	52,330	5,211,302
Great-West T. Rowe Price Equity Income Fund Institutional Class	494,297	4,677,238	401,358	825,734	(80,122)	61,016	4,537,647
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	342,372	3,283,343	124,949	753,091	(75,521)	—	3,184,063
Great-West Templeton Global Bond Fund Institutional Class	800,514	7,646,585	818,311	1,283,758	(126,410)	130,726	7,412,755
					$ 258,622	$1,927,764	$176,305,388
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	1,577	$ 6,380	$ 12,715	$ 2,426	$ 177	$ —	$ 17,351
Great-West Bond Index Fund Institutional Class	60,659	221,893	460,031	94,709	(1,547)	5,476	592,633

Semi-Annual Report - June 30, 2017

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	29,772	$108,890	$226,787	$45,387	$ (65)	$ 3,296	$ 291,469
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	6,642	25,733	51,268	9,632	403	274	69,276
Great-West International Index Fund Institutional Class	25,025	92,735	169,984	35,210	1,702	—	247,998
Great-West Life & Annuity Contract	148,623	55,309	115,269	22,746	—	791	148,623
Great-West Loomis Sayles Bond Fund Institutional Class	26,206	94,171	193,952	38,543	(72)	5,154	252,367
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,026	14,364	29,923	6,058	91	156	38,329
Great-West MFS International Growth Fund Institutional Class	5,709	20,885	37,037	7,900	501	—	55,891
Great-West MFS International Value Fund Institutional Class	12,252	50,857	91,643	19,800	521	—	136,122
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	16,025	61,495	114,853	26,931	814	331	165,536
Great-West Putnam Equity Income Fund Institutional Class	10,185	37,420	74,969	14,406	577	695	101,036
Great-West Putnam High Yield Bond Institutional Class	24,024	86,895	180,048	34,609	130	5,324	232,791
Great-West Real Estate Index Fund Institutional Class	4,150	14,880	29,299	6,395	(414)	541	38,226
Great-West S&P 500® Index Fund Institutional Class	34,762	136,459	269,055	53,341	1,275	4,352	367,777
Great-West S&P Mid Cap 400® Index Fund Institutional Class	15,707	58,936	116,964	23,192	260	1,131	157,544
Great-West S&P Small Cap 600® Index Fund Institutional Class	11,709	43,978	89,675	18,480	317	732	117,443
Great-West Short Duration Bond Fund Institutional Class	6,446	23,777	49,695	9,881	(64)	539	63,813
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,020	37,762	75,361	14,822	(93)	1,313	101,165
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	7,636	26,689	49,083	11,683	(334)	—	71,012
Great-West Templeton Global Bond Fund Institutional Class	13,737	47,125	98,944	18,416	778	2,174	127,205
					$ 4,957	$32,279	$3,393,607
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	85,367	$ 923,475	$ 90,700	$ 135,322	$ 13,568	$ —	$ 939,033
Great-West Bond Index Fund Institutional Class	2,369,967	22,920,129	3,025,550	3,022,009	12,448	255,824	23,154,577
Great-West Core Bond Fund Institutional Class	1,159,056	11,207,708	1,498,025	1,454,697	10,813	153,944	11,347,162

Semi-Annual Report - June 30, 2017

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	359,534	$ 3,695,465	$ 381,769	$ 506,395	$ 12,018	$ 15,312	$ 3,749,943
Great-West International Index Fund Institutional Class	1,431,722	14,015,747	1,125,580	2,881,276	32,232	—	14,188,368
Great-West Life & Annuity Contract	3,596,571	3,549,436	450,778	430,401	—	26,758	3,596,571
Great-West Loomis Sayles Bond Fund Institutional Class	1,016,630	9,651,826	1,179,718	1,380,331	(99,687)	206,012	9,790,144
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	232,727	2,181,683	358,361	368,285	(40,042)	9,258	2,215,563
Great-West MFS International Growth Fund Institutional Class	324,522	3,143,540	226,202	799,347	(68,515)	—	3,177,074
Great-West MFS International Value Fund Institutional Class	699,726	7,710,819	607,868	1,626,006	101,774	—	7,773,957
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	860,626	8,829,659	615,171	1,917,393	62,667	18,439	8,890,264
Great-West Putnam Equity Income Fund Institutional Class	551,632	5,394,503	535,409	782,548	3,365	38,886	5,472,190
Great-West Putnam High Yield Bond Institutional Class	912,318	8,709,475	1,154,000	1,191,850	(35,303)	208,274	8,840,360
Great-West Real Estate Index Fund Institutional Class	192,186	1,763,146	343,855	347,993	(12,158)	25,961	1,770,031
Great-West S&P 500® Index Fund Institutional Class	1,879,478	19,619,639	1,850,460	2,327,924	803,823	243,259	19,884,874
Great-West S&P Mid Cap 400® Index Fund Institutional Class	850,481	8,409,166	937,089	1,146,908	106,283	63,176	8,530,328
Great-West S&P Small Cap 600® Index Fund Institutional Class	680,916	6,726,845	1,072,946	1,124,452	4,590	43,865	6,829,587
Great-West Short Duration Bond Fund Institutional Class	155,193	1,516,077	198,723	190,061	(2,242)	15,301	1,536,411
Great-West T. Rowe Price Equity Income Fund Institutional Class	596,917	5,396,593	619,771	858,228	(84,282)	73,385	5,479,700
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	412,891	3,789,335	256,002	818,083	(80,540)	—	3,839,889
Great-West Templeton Global Bond Fund Institutional Class	518,000	4,730,504	657,992	732,696	(79,362)	84,496	4,796,685
					$661,450	$1,482,150	$155,802,711
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	637	$ 2,430	$ 5,729	$ 1,367	$ 123	$ —	$ 7,006
Great-West Bond Index Fund Institutional Class	12,083	41,606	100,767	25,552	(518)	979	118,054
Great-West Core Bond Fund Institutional Class	5,923	20,395	49,644	12,318	(44)	587	57,985
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,701	9,903	23,014	5,329	343	104	28,171

Semi-Annual Report - June 30, 2017

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West International Index Fund Institutional Class	11,321	$39,557	$ 88,820	$24,233	$1,175	$ —	$ 112,187
Great-West Life & Annuity Contract	9,177	3,218	7,787	1,873	—	45	9,177
Great-West Loomis Sayles Bond Fund Institutional Class	5,159	17,462	41,959	10,214	46	949	49,677
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,882	6,320	15,323	3,719	118	68	17,919
Great-West MFS International Growth Fund Institutional Class	2,583	8,899	19,630	5,514	349	—	25,286
Great-West MFS International Value Fund Institutional Class	5,555	21,735	48,263	13,752	365	—	61,712
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	6,489	23,573	52,164	14,565	562	125	67,034
Great-West Putnam Equity Income Fund Institutional Class	4,137	14,379	33,595	7,951	481	264	41,042
Great-West Putnam High Yield Bond Institutional Class	4,548	15,509	37,411	8,850	135	943	44,072
Great-West Real Estate Index Fund Institutional Class	1,286	4,408	10,014	2,785	(175)	157	11,845
Great-West S&P 500® Index Fund Institutional Class	14,128	52,533	121,111	29,634	1,216	1,654	149,481
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,388	22,742	52,859	13,206	366	430	64,071
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,487	19,456	46,733	12,026	274	320	55,039
Great-West Short Duration Bond Fund Institutional Class	395	1,374	3,333	807	(5)	30	3,916
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,477	14,608	33,758	8,330	78	499	41,100
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,097	10,348	22,295	6,518	(139)	—	28,801
Great-West Templeton Global Bond Fund Institutional Class	2,576	8,337	20,343	4,592	273	381	23,850
					$5,023	$7,535	$1,017,425
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	61,781	$ 657,163	$ 86,906	$ 106,570	$ 11,057	$ —	$ 679,590
Great-West Bond Index Fund Institutional Class	871,407	8,250,649	1,376,918	1,212,116	(8,409)	94,332	8,513,646
Great-West Core Bond Fund Institutional Class	427,524	4,054,393	675,872	585,766	(2,063)	57,029	4,185,464
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	262,668	2,650,558	340,960	377,684	12,622	11,333	2,739,628
Great-West International Index Fund Institutional Class	1,163,804	11,167,253	1,182,120	2,379,842	21,200	—	11,533,294
Great-West Life & Annuity Contract	100,184	97,007	15,622	13,191	—	746	100,184

Semi-Annual Report - June 30, 2017

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Loomis Sayles Bond Fund Institutional Class	370,153	$ 3,449,438	$ 527,474	$ 546,715	$ (48,577)	$ 76,091	$ 3,564,572
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	194,312	1,789,300	338,818	321,556	(40,681)	7,833	1,849,848
Great-West MFS International Growth Fund Institutional Class	264,903	2,511,702	239,960	645,344	(49,969)	—	2,593,400
Great-West MFS International Value Fund Institutional Class	570,908	6,144,691	661,569	1,318,047	104,929	—	6,342,785
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	630,973	6,313,335	594,881	1,377,728	45,685	13,620	6,517,952
Great-West Putnam Equity Income Fund Institutional Class	402,921	3,867,917	500,100	594,531	15,013	28,775	3,996,973
Great-West Putnam High Yield Bond Institutional Class	320,808	3,007,710	473,000	432,408	(14,960)	74,295	3,108,624
Great-West Real Estate Index Fund Institutional Class	119,632	1,069,313	261,420	236,162	(7,297)	16,296	1,101,811
Great-West S&P 500® Index Fund Institutional Class	1,374,175	14,070,938	1,708,384	1,743,773	617,678	180,252	14,538,773
Great-West S&P Mid Cap 400® Index Fund Institutional Class	620,666	6,023,407	836,398	849,194	101,093	46,714	6,225,281
Great-West S&P Small Cap 600® Index Fund Institutional Class	567,562	5,505,972	1,025,054	970,033	(363)	37,101	5,692,643
Great-West Short Duration Bond Fund Institutional Class	4,498	43,118	7,099	5,979	(24)	446	44,533
Great-West T. Rowe Price Equity Income Fund Institutional Class	435,600	3,868,277	566,255	679,363	(71,037)	54,281	3,998,808
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	300,412	2,704,552	249,448	612,197	(66,537)	—	2,793,835
Great-West Templeton Global Bond Fund Institutional Class	181,594	1,627,254	301,103	302,202	(34,591)	30,020	1,681,563
					$584,769	$729,164	$91,803,207
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	424	$ 1,112	$ 3,830	$ 406	$ 45	$ —	$ 4,662
Great-West Bond Index Fund Institutional Class	4,794	11,316	40,600	5,440	(87)	419	46,837
Great-West Core Bond Fund Institutional Class	2,353	5,555	20,034	2,596	(11)	251	23,035
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,788	4,494	15,533	1,644	164	75	18,650
Great-West International Index Fund Institutional Class	8,345	19,994	64,314	7,005	610	—	82,697
Great-West Loomis Sayles Bond Fund Institutional Class	2,041	4,727	16,919	2,057	19	404	19,652

Semi-Annual Report - June 30, 2017

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,421	$ 3,265	$11,594	$1,228	$ 74	$ 55	$ 13,530
Great-West MFS International Growth Fund Institutional Class	1,898	4,489	14,178	1,645	196	—	18,585
Great-West MFS International Value Fund Institutional Class	4,092	10,993	35,262	4,342	337	—	45,467
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,298	10,712	34,909	4,367	456	89	44,395
Great-West Putnam Equity Income Fund Institutional Class	2,749	6,558	22,675	2,415	212	190	27,273
Great-West Putnam High Yield Bond Institutional Class	1,772	4,117	14,891	1,742	34	395	17,176
Great-West Real Estate Index Fund Institutional Class	818	1,924	6,601	1,025	(50)	108	7,533
Great-West S&P 500® Index Fund Institutional Class	9,352	23,848	81,509	8,799	722	1,185	98,942
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,244	10,338	35,333	3,731	250	309	42,568
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,145	10,053	34,872	3,734	255	261	41,573
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,976	6,649	22,732	2,446	137	359	27,324
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,053	4,708	14,896	1,872	82	—	19,096
Great-West Templeton Global Bond Fund Institutional Class	1,042	2,318	8,455	1,009	65	167	9,648
					$3,510	$4,267	$608,643
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	23,544	$ 226,964	$ 44,846	$ 28,753	$ 2,863	$ —	$ 258,982
Great-West Bond Index Fund Institutional Class	248,000	2,126,749	561,810	296,343	(6,836)	25,879	2,422,961
Great-West Core Bond Fund Institutional Class	121,385	1,042,690	278,613	144,373	(1,533)	15,600	1,188,359
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	99,709	911,753	193,556	113,760	383	4,262	1,039,964
Great-West International Index Fund Institutional Class	489,846	4,259,602	710,435	789,597	(45,581)	—	4,854,377
Great-West Loomis Sayles Bond Fund Institutional Class	105,373	889,907	225,296	129,408	(6,993)	21,382	1,014,736
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	83,392	696,221	189,768	95,154	(1,756)	3,336	793,890
Great-West MFS International Growth Fund Institutional Class	111,375	957,027	141,879	201,663	(19,240)	—	1,090,366

Semi-Annual Report - June 30, 2017

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West MFS International Value Fund Institutional Class	240,171	$2,342,190	$391,168	$424,444	$ 21,656	$ —	$ 2,668,300
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	239,648	2,172,696	315,787	363,382	16,628	5,105	2,475,563
Great-West Putnam Equity Income Fund Institutional Class	152,757	1,328,374	273,754	175,025	(4,683)	10,798	1,515,349
Great-West Putnam High Yield Bond Institutional Class	91,152	774,509	202,495	107,300	(2,398)	20,870	883,265
Great-West Real Estate Index Fund Institutional Class	47,456	384,630	120,814	72,883	(4,757)	6,384	437,072
Great-West S&P 500® Index Fund Institutional Class	519,922	4,822,167	911,379	529,541	94,347	67,305	5,500,778
Great-West S&P Mid Cap 400® Index Fund Institutional Class	235,305	2,069,292	426,661	235,302	11,257	17,534	2,360,107
Great-West S&P Small Cap 600® Index Fund Institutional Class	243,770	2,143,675	544,274	293,857	3,776	15,737	2,445,014
Great-West T. Rowe Price Equity Income Fund Institutional Class	165,123	1,328,620	300,161	200,766	(26,949)	20,392	1,515,826
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	114,058	930,459	133,288	158,859	(18,450)	—	1,060,737
Great-West Templeton Global Bond Fund Institutional Class	57,305	465,207	128,990	71,999	(3,172)	9,358	530,639
					$ 8,562	$243,942	$34,056,285
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (including assets received as part of the Fund's reorganization) were as follows:
	Purchases	Sales
Great-West Lifetime Conservative 2015 Fund	$8,382,789	$16,061,322
Great-West Lifetime Conservative 2020 Fund	1,939,892	144,489
Great-West Lifetime Conservative 2025 Fund	17,502,526	35,221,439
Great-West Lifetime Conservative 2030 Fund	3,068,472	633,092
Great-West Lifetime Conservative 2035 Fund	20,508,582	30,630,350
Great-West Lifetime Conservative 2040 Fund	999,560	263,319
Great-West Lifetime Conservative 2045 Fund	14,316,150	20,085,100
Great-West Lifetime Conservative 2050 Fund	610,471	75,245
Great-West Lifetime Conservative 2055 Fund	7,470,160	5,821,805
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, and Great-West Lifetime Conservative 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Institutional Class shares of each Fund (Investor Class (formerly Class T), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2016. In evaluating the performance of each Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
Given the April 29, 2016 inception date of the Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2040 Fund, and Great-West Lifetime Conservative 2050 Fund (the “New Lifetime Funds”), the Board was not provided with and did not consider information regarding the performance of the New Lifetime Funds.
The Board noted that, with respect to the Great-West Lifetime Conservative 2015 Fund, the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016. The Board also noted that, although the Fund was in the fourth quartile of its peer group for the five-year period ended December 31, 2016 (the first quartile being the best performers and the fourth quartile being the worst performers), the Fund was in the second and first quartiles of its peer group for the one- and three-year periods ended December 31, 2016, respectively.
For the Great-West Lifetime Conservative 2025 Fund, the Board noted that the Fund was in the first, first and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively. The Board also noted that the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016.
For the Great-West Lifetime Conservative 2035 Fund, the Board noted that the Fund was in the first, first and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively. The Board also noted that the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016.
For the Great-West Lifetime Conservative 2045 Fund, the Board noted that the Fund was in the first, first and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively. The Board also noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2016, it outperformed its benchmark index for the three- and five-year periods ended December 31, 2016.
For the Great-West Lifetime Conservative 2055 Fund, the Board noted that the Fund was in the first, second and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively. The Board also noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2016, it outperformed its benchmark index for the three- and five-year periods ended December 31, 2016.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Funds. In evaluating the management fee and total expense ratio of each

Fund’s Institutional Class Shares, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that for the Great-West Lifetime Conservative 2015 Fund, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, and the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2020 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was lower than the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2025 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, and the Fund’s total annual operating expense ratio was in the first quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2030 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2035 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2040 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2045 Fund, the Board noted that the Fund’s Contractual Management Fee was the same as the median and lower than the average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2050 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median and average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2055 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was lower than the average and median expense ratio of its peer group and peer universe of funds.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017